Impairment of Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2020	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Impairment of Intangible Assets and Goodwill
Indefinite-lived intangible assets impairment	$ 6,947	$ 0	$ 6,947		$ 0
Discount rate				21.70%
Finite-lived intangible assets impairment				$ 7,200
Goodwill impairment				$ 21,566